RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - Related party - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total related party transactions	$ (1,950)	$ (2,196)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Total related party transactions	(20)	(43)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Total related party transactions	(35)	(28)
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Total related party transactions	(83)	(206)
Frontline Management AS
Related Party Transaction [Line Items]
Revenue from transactions with related party	0	10
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions	(1,656)	(1,721)
FS Maritime SARL
Related Party Transaction [Line Items]
Total related party transactions	0	(32)
Northern Ocean Limited
Related Party Transaction [Line Items]
Revenue from transactions with related party	0	4
Front Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	(211)	(106)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Total related party transactions	(132)	(82)
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Revenue from transactions with related party	9	6
Avance Gas
Related Party Transaction [Line Items]
Revenue from transactions with related party	$ 178	$ 2